PGIM Government Income Fund
Schedule of Investments  (unaudited)
as of November 30, 2019
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Long-Term Investments 99.2%
Asset-Backed Securities 3.2%
Collateralized Loan Obligations
AIG CLO Ltd. (Cayman Islands), Series 2019-02A, Class A, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)^	3.230%(c)	10/25/32	1,000	$ 998,500
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.974(c)	05/17/31	2,000	1,972,864
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 0.000%)	3.331(c)	04/13/27	868	868,060
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	3.115(c)	07/25/31	4,000	3,962,865
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	3.426(c)	07/20/32	4,000	3,986,108
Venture CLO Ltd. (Cayman Islands), Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.103(c)	07/18/31	1,750	1,722,174

Total Asset-Backed Securities (cost $13,552,800)				13,510,571
Commercial Mortgage-Backed Securities 19.6%
BANK, Series 2017-BNK05, Class A3	3.020	06/15/60	3,600	3,703,593
Barclays Commercial Mortgage Trust, Series 2019-C04, Class A4	2.661	08/15/52	6,000	6,044,892
CD Mortgage Trust, Series 2019-CD08, Class A3	2.657	08/15/57	6,000	6,035,256
Fannie Mae-Aces,
Series 2012-M02, Class A2	2.717	02/25/22	182	183,951
Series 2015-M01, Class AB2	2.465	09/25/24	45	45,807
Series 2015-M17, Class A2	3.035(cc)	11/25/25	2,900	3,024,552
Series 2016-M11, Class A2	2.369(cc)	07/25/26	2,600	2,629,170
Series 2016-M13, Class A2	2.565(cc)	09/25/26	4,400	4,495,967
Series 2018-M14, Class A1	3.697(cc)	08/25/28	1,614	1,732,903
Series 2019-M01, Class A2	3.673(cc)	09/25/28	2,000	2,186,218
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO	1.632(cc)	06/25/20	21,377	47,007

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K019, Class X1, IO	1.739%(cc)	03/25/22	22,956	$ 662,474
Series K020, Class X1, IO	1.527(cc)	05/25/22	13,345	355,362
Series K021, Class X1, IO	1.560(cc)	06/25/22	14,762	426,127
Series K025, Class X1, IO	0.946(cc)	10/25/22	37,435	720,063
Series K060, Class AM	3.300(cc)	10/25/26	3,860	4,115,078
Series K064, Class AM	3.327(cc)	03/25/27	2,100	2,245,246
Series K068, Class AM	3.315	08/25/27	3,200	3,400,808
Series K076, Class AM	3.900	04/25/28	750	833,644
Series K077, Class A2	3.850(cc)	05/25/28	1,570	1,747,412
Series K077, Class AM	3.850(cc)	05/25/28	310	343,587
Series K078, Class AM	3.920	06/25/28	925	1,030,287
Series K079, Class AM	3.930	06/25/28	1,225	1,365,322
Series K080, Class AM	3.986(cc)	07/25/28	3,300	3,692,862
Series K081, Class AM	3.900(cc)	08/25/28	2,600	2,894,235
Series K083, Class A2	4.050(cc)	09/25/28	1,125	1,271,877
Series K083, Class AM	4.030(cc)	10/25/28	450	505,430
Series K084, Class AM	3.880(cc)	10/25/28	2,200	2,447,346
Series K085, Class AM	4.060(cc)	10/25/28	1,100	1,238,175
Series K086, Class A2	3.859(cc)	11/25/28	2,500	2,793,772
Series K086, Class AM	3.919(cc)	12/25/28	350	390,488
Series K087, Class AM	3.832(cc)	12/25/28	400	444,016
Series K088, Class AM	3.761(cc)	01/25/29	880	973,056
Series K090, Class AM	3.492(cc)	03/25/29	1,450	1,576,063
Series K091, Class AM	3.566	03/25/29	1,650	1,803,331
Series K151, Class A3	3.511	04/25/30	900	976,071
Series K157, Class A2	3.990(cc)	05/25/33	2,900	3,307,153
Series K158, Class A2	3.900(cc)	12/25/30	1,275	1,444,930
Series KC03, Class A2	3.499	01/25/26	1,100	1,178,413
Series W5FX, Class AFX	3.336(cc)	04/25/28	1,970	2,110,510
JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A3	3.515	03/15/49	2,500	2,576,502
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C09, Class A3	2.834	05/15/46	886	902,868
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3	3.572	09/15/58	2,492	2,640,533

Total Commercial Mortgage-Backed Securities (cost $78,357,980)				82,542,357

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds 1.5%
Diversified Financial Services
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	2.650%	02/16/21	2,870	$ 2,894,326
U.S. Gov’t. Gtd. Notes, Series BB	4.300	12/15/21	1,210	1,268,912
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	2,085	2,216,730

Total Corporate Bonds (cost $6,305,110)				6,379,968
Residential Mortgage-Backed Securities 0.0%
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1, 1 Month LIBOR + 0.620% (Cap 11.750%, Floor 0.310%)	2.328(c)	10/25/28	45	44,465
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	4.434(cc)	02/25/34	206	205,765

Total Residential Mortgage-Backed Securities (cost $252,173)				250,230
U.S. Government Agency Obligations 39.5%
Fannie Mae Strips Principal, MTN	2.001(s)	10/08/27	600	504,380
Federal Home Loan Bank	3.250	11/16/28	1,800	1,991,555
Federal Home Loan Mortgage Corp.	2.000	01/01/32	449	445,730
Federal Home Loan Mortgage Corp.	2.500	05/01/23	171	172,169
Federal Home Loan Mortgage Corp.	2.500	12/01/23	240	243,181
Federal Home Loan Mortgage Corp.	2.500	03/01/30	1,010	1,023,394
Federal Home Loan Mortgage Corp.	2.500	09/01/31	641	649,371
Federal Home Loan Mortgage Corp.	2.500	10/01/32	764	773,582
Federal Home Loan Mortgage Corp.	3.000	10/01/28	186	191,218
Federal Home Loan Mortgage Corp.	3.000	06/01/29	538	553,556
Federal Home Loan Mortgage Corp.	3.000	12/01/30	607	624,733
Federal Home Loan Mortgage Corp.	3.000	01/01/37	1,289	1,326,214
Federal Home Loan Mortgage Corp.	3.000	04/01/43	1,523	1,567,626
Federal Home Loan Mortgage Corp.	3.000	10/01/46	995	1,018,912
Federal Home Loan Mortgage Corp.	3.000	11/01/46	807	826,695
Federal Home Loan Mortgage Corp.	3.000	12/01/46	798	817,486
Federal Home Loan Mortgage Corp.	3.000	01/01/47	1,710	1,751,301
Federal Home Loan Mortgage Corp.	3.500	08/01/26	296	307,636
Federal Home Loan Mortgage Corp.	3.500	01/01/27	165	172,024
Federal Home Loan Mortgage Corp.	3.500	11/01/37	634	659,586
Federal Home Loan Mortgage Corp.	3.500	06/01/42	1,559	1,641,569

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.500%	06/01/43	1,139	$ 1,197,885
Federal Home Loan Mortgage Corp.	3.500	08/01/47	819	849,455
Federal Home Loan Mortgage Corp.	3.500	10/01/47	410	425,689
Federal Home Loan Mortgage Corp.	4.000	06/01/26	95	99,626
Federal Home Loan Mortgage Corp.	4.000	09/01/26	266	277,942
Federal Home Loan Mortgage Corp.	4.000	11/01/39	1,044	1,117,175
Federal Home Loan Mortgage Corp.	4.000	09/01/40	732	782,922
Federal Home Loan Mortgage Corp.	4.000	12/01/40	400	427,671
Federal Home Loan Mortgage Corp.	4.000	12/01/40	560	599,363
Federal Home Loan Mortgage Corp.	4.000	04/01/42	1,402	1,497,626
Federal Home Loan Mortgage Corp.	4.000	05/01/46	1,714	1,804,984
Federal Home Loan Mortgage Corp.	4.000	08/01/46	371	392,060
Federal Home Loan Mortgage Corp.	4.000	12/01/46	363	382,446
Federal Home Loan Mortgage Corp.	4.000	08/01/47	399	418,560
Federal Home Loan Mortgage Corp.	4.000	08/01/47	1,198	1,255,829
Federal Home Loan Mortgage Corp.	4.000	06/01/48	397	413,360
Federal Home Loan Mortgage Corp.	4.000	12/01/48	3,859	4,009,303
Federal Home Loan Mortgage Corp.	4.500	09/01/39	1,500	1,631,980
Federal Home Loan Mortgage Corp.	4.500	07/01/47	370	392,211
Federal Home Loan Mortgage Corp.	4.500	07/01/47	378	401,620
Federal Home Loan Mortgage Corp.	5.000	06/01/33	687	756,740
Federal Home Loan Mortgage Corp.	5.000	03/01/34	70	78,155
Federal Home Loan Mortgage Corp.	5.000	05/01/34	67	73,909
Federal Home Loan Mortgage Corp.	5.000	05/01/34	865	959,734
Federal Home Loan Mortgage Corp.	5.000	02/01/48	392	419,465
Federal Home Loan Mortgage Corp.	5.500	05/01/37	99	110,959
Federal Home Loan Mortgage Corp.	5.500	01/01/38	87	97,537
Federal Home Loan Mortgage Corp.	6.000	12/01/33	48	54,963
Federal Home Loan Mortgage Corp.	6.000	09/01/34	141	157,135
Federal Home Loan Mortgage Corp.	6.250	07/15/32	40	58,373
Federal Home Loan Mortgage Corp.	6.500	09/01/32	42	47,889
Federal Home Loan Mortgage Corp.	6.500	09/01/32	134	151,292
Federal Home Loan Mortgage Corp.	6.750	09/15/29	100	142,066
Federal Home Loan Mortgage Corp.	7.000	09/01/32	30	32,325
Federal Home Loan Mortgage Corp.	8.000	03/01/22	1	1,018
Federal Home Loan Mortgage Corp.	8.000	08/01/22	2	1,935
Federal National Mortgage Assoc.	2.000	08/01/31	538	533,652
Federal National Mortgage Assoc.	2.500	08/01/28	602	609,464
Federal National Mortgage Assoc.	2.500	08/01/29	134	135,894
Federal National Mortgage Assoc.	2.500	11/01/31	371	375,304
Federal National Mortgage Assoc.	2.500	11/01/34	1,589	1,602,832
Federal National Mortgage Assoc.	2.500	02/01/43	287	287,264

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	2.500%	12/01/46	1,320	$ 1,315,616
Federal National Mortgage Assoc.	3.000	01/01/27	583	597,893
Federal National Mortgage Assoc.	3.000	08/01/28	1,094	1,124,080
Federal National Mortgage Assoc.	3.000	02/01/31	1,179	1,210,773
Federal National Mortgage Assoc.	3.000	11/01/36	557	572,422
Federal National Mortgage Assoc.	3.000	12/01/42	1,281	1,320,600
Federal National Mortgage Assoc.	3.000	02/01/43	737	759,927
Federal National Mortgage Assoc.	3.000	03/01/43	389	400,544
Federal National Mortgage Assoc.	3.000	04/01/43	696	715,895
Federal National Mortgage Assoc.	3.000	06/01/43	383	394,444
Federal National Mortgage Assoc.	3.000	06/01/43	869	893,827
Federal National Mortgage Assoc.	3.000	07/01/43	2,349	2,417,273
Federal National Mortgage Assoc.	3.000	01/01/47	392	402,024
Federal National Mortgage Assoc.	3.500	TBA	4,000	4,105,800
Federal National Mortgage Assoc.	3.500	09/01/26	179	186,324
Federal National Mortgage Assoc.	3.500	03/01/27	442	458,698
Federal National Mortgage Assoc.	3.500	12/01/30	93	97,007
Federal National Mortgage Assoc.	3.500	02/01/33	201	209,103
Federal National Mortgage Assoc.	3.500	05/01/33	449	465,191
Federal National Mortgage Assoc.	3.500	10/01/41	2,342	2,467,272
Federal National Mortgage Assoc.	3.500	12/01/41	645	679,512
Federal National Mortgage Assoc.	3.500	03/01/42	626	649,769
Federal National Mortgage Assoc.	3.500	05/01/42	2,890	3,041,708
Federal National Mortgage Assoc.	3.500	07/01/42	1,117	1,175,482
Federal National Mortgage Assoc.	3.500	12/01/42	1,539	1,619,553
Federal National Mortgage Assoc.	3.500	03/01/43	734	771,301
Federal National Mortgage Assoc.	3.500	06/01/45	5,648	5,888,460
Federal National Mortgage Assoc.	3.500	01/01/46	1,683	1,754,695
Federal National Mortgage Assoc.	3.500	12/01/46	1,993	2,075,198
Federal National Mortgage Assoc.	3.500	11/01/47	733	759,939
Federal National Mortgage Assoc.	4.000	09/01/40	1,206	1,290,171
Federal National Mortgage Assoc.	4.000	01/01/41	1,541	1,647,972
Federal National Mortgage Assoc.	4.000	09/01/44	1,257	1,332,284
Federal National Mortgage Assoc.	4.000	06/01/47	417	436,344
Federal National Mortgage Assoc.	4.000	10/01/47	383	401,026
Federal National Mortgage Assoc.	4.000	10/01/47	3,391	3,551,253
Federal National Mortgage Assoc.	4.000	12/01/47	822	861,285
Federal National Mortgage Assoc.	4.000	06/01/48	574	595,766
Federal National Mortgage Assoc.	4.500	01/01/20	—(r)	364
Federal National Mortgage Assoc.	4.500	04/01/41	1,277	1,384,303
Federal National Mortgage Assoc.	4.500	05/01/41	636	689,094
Federal National Mortgage Assoc.	4.500	01/01/45	309	333,634

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	4.500%	06/01/48	902	$ 948,934
Federal National Mortgage Assoc.	4.500	01/01/49	866	912,214
Federal National Mortgage Assoc.	5.000	12/01/31	65	71,837
Federal National Mortgage Assoc.	5.000	03/01/34	346	380,940
Federal National Mortgage Assoc.	5.000	07/01/35	137	152,394
Federal National Mortgage Assoc.	5.000	09/01/35	73	80,939
Federal National Mortgage Assoc.	5.000	11/01/35	91	101,271
Federal National Mortgage Assoc.	5.000	05/01/36	53	58,977
Federal National Mortgage Assoc.	5.500	02/01/34	350	393,200
Federal National Mortgage Assoc.	5.500	09/01/34	624	700,269
Federal National Mortgage Assoc.	5.500	02/01/35	462	521,644
Federal National Mortgage Assoc.	5.500	06/01/35	59	66,242
Federal National Mortgage Assoc.	5.500	06/01/35	182	204,922
Federal National Mortgage Assoc.	5.500	09/01/35	103	116,521
Federal National Mortgage Assoc.	5.500	09/01/35	252	284,911
Federal National Mortgage Assoc.	5.500	10/01/35	365	411,679
Federal National Mortgage Assoc.	5.500	11/01/35	325	367,166
Federal National Mortgage Assoc.	5.500	11/01/35	865	976,467
Federal National Mortgage Assoc.	5.500	11/01/36	9	10,144
Federal National Mortgage Assoc.	6.000	08/01/21	10	9,748
Federal National Mortgage Assoc.	6.000	09/01/21	6	6,655
Federal National Mortgage Assoc.	6.000	07/01/22	1	990
Federal National Mortgage Assoc.	6.000	09/01/33	1	585
Federal National Mortgage Assoc.	6.000	11/01/33	—(r)	472
Federal National Mortgage Assoc.	6.000	02/01/34	—(r)	288
Federal National Mortgage Assoc.	6.000	06/01/34	—(r)	150
Federal National Mortgage Assoc.	6.000	09/01/34	—(r)	302
Federal National Mortgage Assoc.	6.000	09/01/34	20	22,504
Federal National Mortgage Assoc.	6.000	09/01/34	24	26,650
Federal National Mortgage Assoc.	6.000	11/01/34	4	4,414
Federal National Mortgage Assoc.	6.000	11/01/34	29	32,262
Federal National Mortgage Assoc.	6.000	02/01/35	1	920
Federal National Mortgage Assoc.	6.000	03/01/35	18	20,432
Federal National Mortgage Assoc.	6.000	04/01/35	1	816
Federal National Mortgage Assoc.	6.000	12/01/35	121	132,473
Federal National Mortgage Assoc.	6.000	01/01/36	237	266,662
Federal National Mortgage Assoc.	6.000	05/01/36	82	93,928
Federal National Mortgage Assoc.	6.000	05/01/36	402	460,997
Federal National Mortgage Assoc.	6.250	05/15/29	100	136,661
Federal National Mortgage Assoc.	6.500	07/01/32	584	675,222
Federal National Mortgage Assoc.	6.500	08/01/32	210	240,668
Federal National Mortgage Assoc.	6.500	09/01/32	82	94,814

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	6.500%	10/01/32	88	$ 102,282
Federal National Mortgage Assoc.	6.500	10/01/32	611	709,924
Federal National Mortgage Assoc.	6.500	10/01/37	280	330,430
Federal National Mortgage Assoc.	6.625	11/15/30	580	838,357
Federal National Mortgage Assoc.	7.000	05/01/24	1	1,210
Federal National Mortgage Assoc.	7.000	05/01/24	2	1,688
Federal National Mortgage Assoc.	7.000	05/01/24	8	7,963
Federal National Mortgage Assoc.	7.000	05/01/24	14	14,905
Federal National Mortgage Assoc.	7.000	05/01/24	15	15,448
Federal National Mortgage Assoc.	7.000	05/01/24	62	67,344
Federal National Mortgage Assoc.	7.000	12/01/31	1	1,242
Federal National Mortgage Assoc.	7.000	12/01/31	283	333,920
Federal National Mortgage Assoc.	7.000	09/01/33	65	69,994
Federal National Mortgage Assoc.	7.000	11/01/33	68	73,294
Federal National Mortgage Assoc.	9.000	04/01/25	3	3,216
Federal National Mortgage Assoc.	9.500	01/01/25	1	1,236
Federal National Mortgage Assoc.	9.500	01/01/25	2	2,118
Federal National Mortgage Assoc.	9.500	01/01/25	7	6,618
Federal National Mortgage Assoc.	9.500	02/01/25	1	1,186
Government National Mortgage Assoc.	2.500	12/20/46	516	522,046
Government National Mortgage Assoc.	3.000	TBA	1,000	1,026,910
Government National Mortgage Assoc.	3.000	03/15/45	2,141	2,212,393
Government National Mortgage Assoc.	3.000	10/20/46	346	357,443
Government National Mortgage Assoc.	3.000	02/20/47	5,821	6,009,234
Government National Mortgage Assoc.	3.000	12/20/47	482	497,231
Government National Mortgage Assoc.	3.500	TBA	6,500	6,715,735
Government National Mortgage Assoc.	3.500	04/20/42	355	374,099
Government National Mortgage Assoc.	3.500	01/20/43	1,992	2,101,469
Government National Mortgage Assoc.	3.500	04/20/43	919	967,421
Government National Mortgage Assoc.	3.500	03/20/45	1,675	1,751,923
Government National Mortgage Assoc.	3.500	04/20/45	935	978,180
Government National Mortgage Assoc.	3.500	07/20/46	3,582	3,733,400
Government National Mortgage Assoc.	3.500	01/20/47	768	800,671
Government National Mortgage Assoc.	3.500	03/20/47	374	388,791
Government National Mortgage Assoc.	3.500	07/20/47	2,400	2,493,240
Government National Mortgage Assoc.	3.500	11/20/48	513	531,289
Government National Mortgage Assoc.	3.500	01/20/49	1,214	1,260,745
Government National Mortgage Assoc.	4.000	02/20/41	465	496,900
Government National Mortgage Assoc.	4.000	06/20/44	996	1,056,083
Government National Mortgage Assoc.	4.000	08/20/44	298	316,300
Government National Mortgage Assoc.	4.000	11/20/45	672	710,692
Government National Mortgage Assoc.	4.000	11/20/46	659	691,054

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.000%	02/20/47	696	$ 730,225
Government National Mortgage Assoc.	4.000	10/20/47	805	842,163
Government National Mortgage Assoc.	4.000	12/20/47	593	620,282
Government National Mortgage Assoc.	4.500	02/20/40	279	299,073
Government National Mortgage Assoc.	4.500	01/20/41	163	175,232
Government National Mortgage Assoc.	4.500	02/20/41	810	870,007
Government National Mortgage Assoc.	4.500	03/20/41	415	445,172
Government National Mortgage Assoc.	4.500	06/20/44	599	646,420
Government National Mortgage Assoc.	4.500	02/20/46	60	64,133
Government National Mortgage Assoc.	4.500	03/20/46	297	320,583
Government National Mortgage Assoc.	4.500	03/20/47	1,866	1,975,316
Government National Mortgage Assoc.	4.500	08/20/47	368	387,028
Government National Mortgage Assoc.	4.500	01/20/48	317	333,290
Government National Mortgage Assoc.	4.500	02/20/48	2,030	2,136,600
Government National Mortgage Assoc.	5.000	07/15/33	461	504,284
Government National Mortgage Assoc.	5.000	09/15/33	624	681,411
Government National Mortgage Assoc.	5.000	04/15/34	62	66,336
Government National Mortgage Assoc.	5.500	02/15/34	457	518,779
Government National Mortgage Assoc.	5.500	02/15/36	116	129,252
Government National Mortgage Assoc.	7.000	12/15/22	—(r)	244
Government National Mortgage Assoc.	7.000	12/15/22	1	683
Government National Mortgage Assoc.	7.000	01/15/23	—(r)	346
Government National Mortgage Assoc.	7.000	01/15/23	1	1,098
Government National Mortgage Assoc.	7.000	01/15/23	1	1,228
Government National Mortgage Assoc.	7.000	01/15/23	1	1,414
Government National Mortgage Assoc.	7.000	01/15/23	2	2,475
Government National Mortgage Assoc.	7.000	03/15/23	1	1,461
Government National Mortgage Assoc.	7.000	03/15/23	3	2,600
Government National Mortgage Assoc.	7.000	04/15/23	1	898
Government National Mortgage Assoc.	7.000	04/15/23	2	2,456
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	85
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	247
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	442
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	501
Government National Mortgage Assoc.	7.000	05/15/23	1	528
Government National Mortgage Assoc.	7.000	05/15/23	1	596
Government National Mortgage Assoc.	7.000	05/15/23	1	1,090
Government National Mortgage Assoc.	7.000	05/15/23	4	4,362
Government National Mortgage Assoc.	7.000	05/15/23	6	6,399
Government National Mortgage Assoc.	7.000	05/15/23	8	7,879
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	106
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	295

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	06/15/23	—(r)	$ 480
Government National Mortgage Assoc.	7.000	06/15/23	1	813
Government National Mortgage Assoc.	7.000	06/15/23	1	1,236
Government National Mortgage Assoc.	7.000	06/15/23	1	1,513
Government National Mortgage Assoc.	7.000	06/15/23	3	2,793
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	193
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	202
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	367
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	393
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	417
Government National Mortgage Assoc.	7.000	07/15/23	1	837
Government National Mortgage Assoc.	7.000	07/15/23	1	1,023
Government National Mortgage Assoc.	7.000	07/15/23	1	1,061
Government National Mortgage Assoc.	7.000	07/15/23	1	1,395
Government National Mortgage Assoc.	7.000	07/15/23	3	2,816
Government National Mortgage Assoc.	7.000	07/15/23	12	12,335
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	258
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	409
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	415
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	444
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	462
Government National Mortgage Assoc.	7.000	08/15/23	1	792
Government National Mortgage Assoc.	7.000	08/15/23	1	1,134
Government National Mortgage Assoc.	7.000	08/15/23	1	1,317
Government National Mortgage Assoc.	7.000	08/15/23	1	1,415
Government National Mortgage Assoc.	7.000	08/15/23	2	1,859
Government National Mortgage Assoc.	7.000	08/15/23	2	2,322
Government National Mortgage Assoc.	7.000	08/15/23	2	2,609
Government National Mortgage Assoc.	7.000	08/15/23	3	2,984
Government National Mortgage Assoc.	7.000	08/15/23	3	3,227
Government National Mortgage Assoc.	7.000	08/15/23	4	4,174
Government National Mortgage Assoc.	7.000	08/15/23	4	4,698
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	134
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	485
Government National Mortgage Assoc.	7.000	09/15/23	1	724
Government National Mortgage Assoc.	7.000	09/15/23	1	771
Government National Mortgage Assoc.	7.000	09/15/23	1	797
Government National Mortgage Assoc.	7.000	09/15/23	1	1,021
Government National Mortgage Assoc.	7.000	09/15/23	6	6,432
Government National Mortgage Assoc.	7.000	09/15/23	23	24,128
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	147
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	178

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	10/15/23	—(r)	$ 482
Government National Mortgage Assoc.	7.000	10/15/23	1	543
Government National Mortgage Assoc.	7.000	10/15/23	1	554
Government National Mortgage Assoc.	7.000	10/15/23	1	626
Government National Mortgage Assoc.	7.000	10/15/23	1	942
Government National Mortgage Assoc.	7.000	10/15/23	1	1,040
Government National Mortgage Assoc.	7.000	10/15/23	1	1,116
Government National Mortgage Assoc.	7.000	10/15/23	1	1,183
Government National Mortgage Assoc.	7.000	10/15/23	1	1,217
Government National Mortgage Assoc.	7.000	10/15/23	1	1,266
Government National Mortgage Assoc.	7.000	10/15/23	1	1,371
Government National Mortgage Assoc.	7.000	10/15/23	2	1,809
Government National Mortgage Assoc.	7.000	10/15/23	2	2,484
Government National Mortgage Assoc.	7.000	10/15/23	3	2,573
Government National Mortgage Assoc.	7.000	10/15/23	3	2,803
Government National Mortgage Assoc.	7.000	10/15/23	3	3,185
Government National Mortgage Assoc.	7.000	10/15/23	4	3,787
Government National Mortgage Assoc.	7.000	10/15/23	5	5,253
Government National Mortgage Assoc.	7.000	10/15/23	5	5,477
Government National Mortgage Assoc.	7.000	10/15/23	9	9,240
Government National Mortgage Assoc.	7.000	10/15/23	11	10,836
Government National Mortgage Assoc.	7.000	10/15/23	17	17,373
Government National Mortgage Assoc.	7.000	10/15/23	27	27,870
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	190
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	408
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	471
Government National Mortgage Assoc.	7.000	11/15/23	1	624
Government National Mortgage Assoc.	7.000	11/15/23	1	805
Government National Mortgage Assoc.	7.000	11/15/23	1	992
Government National Mortgage Assoc.	7.000	11/15/23	1	1,014
Government National Mortgage Assoc.	7.000	11/15/23	1	1,018
Government National Mortgage Assoc.	7.000	11/15/23	1	1,326
Government National Mortgage Assoc.	7.000	11/15/23	1	1,525
Government National Mortgage Assoc.	7.000	11/15/23	2	2,471
Government National Mortgage Assoc.	7.000	11/15/23	3	2,628
Government National Mortgage Assoc.	7.000	11/15/23	3	3,642
Government National Mortgage Assoc.	7.000	11/15/23	4	3,539
Government National Mortgage Assoc.	7.000	11/15/23	4	3,740
Government National Mortgage Assoc.	7.000	11/15/23	4	4,047
Government National Mortgage Assoc.	7.000	11/15/23	5	5,039
Government National Mortgage Assoc.	7.000	11/15/23	5	5,359
Government National Mortgage Assoc.	7.000	11/15/23	11	11,342

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	12/15/23	—(r)	$ 325
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	388
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	399
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	418
Government National Mortgage Assoc.	7.000	12/15/23	1	565
Government National Mortgage Assoc.	7.000	12/15/23	1	852
Government National Mortgage Assoc.	7.000	12/15/23	1	870
Government National Mortgage Assoc.	7.000	12/15/23	1	882
Government National Mortgage Assoc.	7.000	12/15/23	1	934
Government National Mortgage Assoc.	7.000	12/15/23	1	938
Government National Mortgage Assoc.	7.000	12/15/23	1	1,199
Government National Mortgage Assoc.	7.000	12/15/23	1	1,410
Government National Mortgage Assoc.	7.000	12/15/23	2	2,071
Government National Mortgage Assoc.	7.000	12/15/23	2	2,103
Government National Mortgage Assoc.	7.000	12/15/23	2	2,172
Government National Mortgage Assoc.	7.000	12/15/23	3	2,641
Government National Mortgage Assoc.	7.000	12/15/23	3	2,693
Government National Mortgage Assoc.	7.000	12/15/23	3	3,297
Government National Mortgage Assoc.	7.000	12/15/23	3	3,575
Government National Mortgage Assoc.	7.000	12/15/23	4	3,657
Government National Mortgage Assoc.	7.000	12/15/23	4	4,000
Government National Mortgage Assoc.	7.000	12/15/23	4	4,096
Government National Mortgage Assoc.	7.000	12/15/23	4	4,128
Government National Mortgage Assoc.	7.000	12/15/23	5	4,931
Government National Mortgage Assoc.	7.000	12/15/23	5	5,270
Government National Mortgage Assoc.	7.000	12/15/23	6	6,491
Government National Mortgage Assoc.	7.000	12/15/23	8	7,948
Government National Mortgage Assoc.	7.000	12/15/23	9	9,796
Government National Mortgage Assoc.	7.000	12/15/23	12	12,593
Government National Mortgage Assoc.	7.000	12/15/23	15	15,482
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	314
Government National Mortgage Assoc.	7.000	01/15/24	1	741
Government National Mortgage Assoc.	7.000	01/15/24	1	784
Government National Mortgage Assoc.	7.000	01/15/24	1	879
Government National Mortgage Assoc.	7.000	01/15/24	1	1,158
Government National Mortgage Assoc.	7.000	01/15/24	1	1,291
Government National Mortgage Assoc.	7.000	01/15/24	2	1,924
Government National Mortgage Assoc.	7.000	01/15/24	2	1,960
Government National Mortgage Assoc.	7.000	01/15/24	2	2,200
Government National Mortgage Assoc.	7.000	01/15/24	3	2,866
Government National Mortgage Assoc.	7.000	01/15/24	3	3,450
Government National Mortgage Assoc.	7.000	01/15/24	6	6,184

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	02/15/24	—(r)	$ 348
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	439
Government National Mortgage Assoc.	7.000	02/15/24	1	627
Government National Mortgage Assoc.	7.000	02/15/24	1	1,278
Government National Mortgage Assoc.	7.000	02/15/24	1	1,429
Government National Mortgage Assoc.	7.000	02/15/24	2	1,848
Government National Mortgage Assoc.	7.000	02/15/24	8	8,003
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	96
Government National Mortgage Assoc.	7.000	03/15/24	1	512
Government National Mortgage Assoc.	7.000	03/15/24	1	1,032
Government National Mortgage Assoc.	7.000	03/15/24	2	2,272
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	93
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	356
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	399
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	490
Government National Mortgage Assoc.	7.000	04/15/24	1	665
Government National Mortgage Assoc.	7.000	04/15/24	1	1,107
Government National Mortgage Assoc.	7.000	04/15/24	1	1,362
Government National Mortgage Assoc.	7.000	04/15/24	1	1,431
Government National Mortgage Assoc.	7.000	04/15/24	2	1,571
Government National Mortgage Assoc.	7.000	04/15/24	2	1,885
Government National Mortgage Assoc.	7.000	04/15/24	4	3,870
Government National Mortgage Assoc.	7.000	04/15/24	6	5,755
Government National Mortgage Assoc.	7.000	04/15/24	6	6,640
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	191
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	338
Government National Mortgage Assoc.	7.000	05/15/24	1	615
Government National Mortgage Assoc.	7.000	05/15/24	1	1,120
Government National Mortgage Assoc.	7.000	05/15/24	1	1,387
Government National Mortgage Assoc.	7.000	05/15/24	2	2,232
Government National Mortgage Assoc.	7.000	05/15/24	3	2,623
Government National Mortgage Assoc.	7.000	05/15/24	4	3,642
Government National Mortgage Assoc.	7.000	05/15/24	4	3,840
Government National Mortgage Assoc.	7.000	05/15/24	6	5,935
Government National Mortgage Assoc.	7.000	05/15/24	8	8,282
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	280
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	319
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	499
Government National Mortgage Assoc.	7.000	06/15/24	1	801
Government National Mortgage Assoc.	7.000	06/15/24	1	1,181
Government National Mortgage Assoc.	7.000	06/15/24	3	2,763
Government National Mortgage Assoc.	7.000	06/15/24	3	3,006

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	06/15/24	3	$ 3,342
Government National Mortgage Assoc.	7.000	06/15/24	6	6,056
Government National Mortgage Assoc.	7.000	06/15/24	8	8,162
Government National Mortgage Assoc.	7.000	07/15/24	1	1,022
Government National Mortgage Assoc.	7.000	07/15/24	2	2,381
Government National Mortgage Assoc.	7.000	10/15/24	2	1,796
Government National Mortgage Assoc.	7.000	02/15/29	6	6,523
Government National Mortgage Assoc.	7.500	01/15/23	—(r)	62
Government National Mortgage Assoc.	7.500	01/15/23	—(r)	236
Government National Mortgage Assoc.	7.500	03/15/23	—(r)	397
Government National Mortgage Assoc.	7.500	05/15/23	—(r)	298
Government National Mortgage Assoc.	7.500	05/15/23	4	3,884
Government National Mortgage Assoc.	7.500	06/15/23	—(r)	271
Government National Mortgage Assoc.	7.500	07/15/23	—(r)	95
Government National Mortgage Assoc.	7.500	07/15/23	—(r)	172
Government National Mortgage Assoc.	7.500	09/15/23	2	2,251
Government National Mortgage Assoc.	7.500	10/15/23	3	3,219
Government National Mortgage Assoc.	7.500	10/15/23	7	7,649
Government National Mortgage Assoc.	7.500	11/15/23	1	622
Government National Mortgage Assoc.	7.500	11/15/23	8	8,133
Government National Mortgage Assoc.	7.500	12/15/23	1	575
Government National Mortgage Assoc.	7.500	12/15/23	2	2,176
Government National Mortgage Assoc.	7.500	01/15/24	1	1,185
Government National Mortgage Assoc.	7.500	01/15/24	1	1,416
Government National Mortgage Assoc.	7.500	01/15/24	2	1,820
Government National Mortgage Assoc.	7.500	01/15/24	9	9,413
Government National Mortgage Assoc.	7.500	01/15/24	10	10,594
Government National Mortgage Assoc.	7.500	02/15/24	1	802
Government National Mortgage Assoc.	7.500	02/15/24	9	9,992
Government National Mortgage Assoc.	7.500	03/15/24	3	2,755
Government National Mortgage Assoc.	7.500	04/15/24	2	2,261
Government National Mortgage Assoc.	7.500	04/15/24	2	2,296
Government National Mortgage Assoc.	7.500	04/15/24	5	5,468
Government National Mortgage Assoc.	7.500	05/15/24	—(r)	371
Government National Mortgage Assoc.	7.500	05/15/24	1	678
Government National Mortgage Assoc.	7.500	06/15/24	1	1,141
Government National Mortgage Assoc.	7.500	06/15/24	2	1,569
Government National Mortgage Assoc.	7.500	06/15/24	3	3,440
Government National Mortgage Assoc.	7.500	06/15/24	5	4,745
Government National Mortgage Assoc.	7.500	07/15/24	4	4,270
Government National Mortgage Assoc.	7.500	07/15/24	10	10,010
Government National Mortgage Assoc.	8.500	04/15/25	94	101,230

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	9.500%	07/20/21	—(r)	$ 14
Government National Mortgage Assoc.	9.500	08/20/21	3	2,715
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.744(s)	08/15/23	295	272,602
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.923(s)	11/15/25	900	788,567
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.961(s)	05/15/26	875	757,387
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.997(s)	02/15/26	650	565,420
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.040(s)	11/15/26	800	681,649
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.329(s)	05/15/25	925	821,188
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500	09/18/33	500	693,104
Residual Funding Corp. Strips Principal, Bonds, PO	2.862(s)	01/15/30	1,540	1,229,764
Residual Funding Corp. Strips Principal, Bonds, PO	3.001(s)	04/15/30	2,280	1,808,659
Resolution Funding Corp., Strips Interest, Bonds	2.197(s)	01/15/30	220	176,665
Resolution Funding Corp., Strips Interest, Bonds	2.433(s)	04/15/28	300	245,511
Resolution Funding Corp., Strips Interest, Bonds	2.477(s)	01/15/29	500	403,901
Resolution Funding Corp., Strips Interest, Bonds	3.657(s)	04/15/30	1,000	796,144
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875	02/01/27	335	354,780
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170	245,610
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750	11/01/25	1,300	1,655,772
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	1,170	1,716,551

Total U.S. Government Agency Obligations (cost $162,381,554)				166,636,921
U.S. Treasury Obligations 35.4%
U.S. Treasury Bonds	2.875	05/15/43	17,900	20,140,297
U.S. Treasury Bonds	3.000	05/15/45	3,405	3,938,627
U.S. Treasury Bonds	3.125	02/15/43	2,265	2,651,820
U.S. Treasury Bonds	3.625	08/15/43(k)	15,430	19,533,416
U.S. Treasury Bonds	3.750	11/15/43	21,580	27,868,547
U.S. Treasury Bonds	5.250	11/15/28	2,355	3,031,327
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	3,844	4,080,154
U.S. Treasury Notes	1.500	09/30/24	225	223,523
U.S. Treasury Notes	1.500	10/31/24	3,705	3,680,396
U.S. Treasury Notes	1.625	11/15/22	400	400,156
U.S. Treasury Notes	1.625	04/30/23	1,905	1,905,298
U.S. Treasury Notes	1.625	10/31/26	1,540	1,529,172
U.S. Treasury Notes	1.750	06/30/24	3,085	3,100,425
U.S. Treasury Notes	1.750	11/15/29	105	104,737
U.S. Treasury Notes	2.125	09/30/21	10,970	11,060,417
U.S. Treasury Notes	2.125	02/29/24	2,125	2,167,168
U.S. Treasury Notes	2.250	11/15/24	1,380	1,419,352
U.S. Treasury Notes	2.250	12/31/24	3,485	3,585,738

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	2.250%	11/15/25	1,310	$ 1,350,528
U.S. Treasury Notes	2.375	08/15/24	6,480	6,693,637
U.S. Treasury Notes	2.625	02/15/29	2,000	2,143,750
U.S. Treasury Strips Coupon	1.479(s)	05/15/24	2,215	2,051,644
U.S. Treasury Strips Coupon	1.881(s)	05/15/31	1,100	876,992
U.S. Treasury Strips Coupon	1.898(s)	08/15/29	1,100	913,687
U.S. Treasury Strips Coupon	1.982(s)	08/15/39	4,965	3,186,909
U.S. Treasury Strips Coupon	2.027(s)	05/15/39	2,030	1,312,205
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	590	387,741
U.S. Treasury Strips Coupon	2.067(s)	02/15/39	2,755	1,795,270
U.S. Treasury Strips Coupon	2.100(s)	11/15/35	2,200	1,562,602
U.S. Treasury Strips Coupon	2.184(s)	02/15/28	695	597,591
U.S. Treasury Strips Coupon	2.241(s)	05/15/28	345	294,530
U.S. Treasury Strips Coupon	2.264(s)	08/15/40	2,200	1,369,930
U.S. Treasury Strips Coupon	2.280(s)	02/15/29	305	256,129
U.S. Treasury Strips Coupon	2.384(s)	05/15/29	710	593,765
U.S. Treasury Strips Coupon	2.404(s)	08/15/21(k)	3,185	3,093,431
U.S. Treasury Strips Coupon	2.418(s)	08/15/35	25	17,856
U.S. Treasury Strips Coupon	2.448(s)	11/15/43	13,768	7,925,743
U.S. Treasury Strips Coupon	2.499(s)	02/15/22(k)	1,675	1,614,020
U.S. Treasury Strips Coupon	3.143(s)	08/15/27	920	797,633

Total U.S. Treasury Obligations (cost $147,132,321)				149,256,163

Total Long-Term Investments (cost $407,981,938)				418,576,210

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Shares	Value
Short-Term Investments 3.8%
Affiliated Mutual Fund 3.7%
PGIM Core Ultra Short Bond Fund (cost $15,493,305)(w)	15,493,305	$ 15,493,305
Options Purchased*~ 0.1%
(cost $12,443)		351,634
TOTAL SHORT-TERM INVESTMENTS (cost $15,505,748)		15,844,939

TOTAL INVESTMENTS 103.0% (cost $423,487,686)		434,421,149
Liabilities in excess of other assets(z) (3.0)%		(12,529,024)

Net Assets 100.0%		$ 421,892,125

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
Aces—Alternative Credit Enhancements Securities
CLO—Collateralized Loan Obligation
CMS—Constant Maturity Swap
FHLMC—Federal Home Loan Mortgage Corporation
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
OTC—Over-the-counter
PO—Principal Only
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
Strips—Separate Trading of Registered Interest and Principal of Securities
TBA—To Be Announced
TIPS—Treasury Inflation-Protected Securities
USAID—United States Agency for International Development
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $998,500 and 0.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	2,178	$ 23,729
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	2,118	23,033
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	5,296	53,960
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	10,512	110,734
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	10,660	118,270
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	2,118	21,908
Total Options Purchased (cost $12,443)							$351,634
Futures contracts outstanding at November 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,041	5 Year U.S. Treasury Notes	Mar. 2020	$123,846,469	$ (32,576)
106	10 Year U.S. Ultra Treasury Notes	Mar. 2020	15,075,188	(17,229)
				(49,805)
Short Positions:
138	90 Day Euro Dollar	Dec. 2020	33,972,150	55,845
382	2 Year U.S. Treasury Notes	Mar. 2020	82,353,828	10,243
94	10 Year U.S. Treasury Notes	Mar. 2020	12,159,782	23,921
241	20 Year U.S. Treasury Bonds	Mar. 2020	38,311,469	(232,976)
115	30 Year U.S. Ultra Treasury Bonds	Mar. 2020	21,587,656	(114,146)
				(257,113)
				$(306,918)

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Interest rate swap agreements outstanding at November 30, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
6,243	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	$ (2,294)	$ 65,813	$ 68,107
66,201	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	121,688	121,688
34,954	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(71,869)	(137,895)	(66,026)
22,925	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	21,841	(52,955)	(74,796)
43,040	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	72,391	(10,149)	(82,540)
2,810	02/29/24	1.520%(S)	3 Month LIBOR(2)(Q)	—	(3,607)	(3,607)
14,910	03/29/24	1.948%(A)	1 Day USOIS(1)(A)	—	(367,115)	(367,115)
22,835	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	(7,171)	(748,402)	(741,231)
8,110	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	21,190	(295,891)	(317,081)
6,650	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(368,223)	(368,223)
590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(34,568)	(34,568)
3,684	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(2,549)	(311,051)	(308,502)
1,905	07/31/25	2.801%(A)	1 Day USOIS(1)(A)	—	(158,262)	(158,262)
1,780	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	1,404	(162,477)	(163,881)
8,016	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	501	(733,738)	(734,239)
11,445	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	115,326	(472,415)	(587,741)
735	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(31,806)	(31,806)
4,004	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(11,527)	(222,992)	(211,465)
4,745	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	53,761	(129,885)	(183,646)
1,575	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,997	(52,266)	(54,263)
795	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(30,431)	(30,431)
2,625	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(1,635)	(121,303)	(119,668)
525	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(24,623)	(24,623)
14,338	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(216,192)	(1,404,791)	(1,188,599)
6,394	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(28,425)	(660,849)	(632,424)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(22,882)	(22,882)
1,360	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	40,331	40,331
				$ (53,251)	$(6,330,744)	$(6,277,493)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).